CAPITALIZATION - Additional Information (Details)				1 Months Ended	2 Months Ended		7 Months Ended	12 Months Ended
	Jun. 26, 2017 shares	Dec. 13, 2016 USD ($)	Sep. 07, 2016 USD ($) $ / shares shares	May 09, 2017 USD ($) shares	Nov. 03, 2017 shares	Oct. 31, 2017 USD ($) shares	Nov. 03, 2017 shares	Feb. 02, 2018 USD ($) $ / shares shares	Feb. 03, 2017 USD ($) agreement $ / shares shares	Aug. 31, 2017 USD ($)	Aug. 23, 2017 USD ($)	Aug. 18, 2017 USD ($)	Jun. 25, 2017 shares	Jan. 31, 2017 USD ($)	Dec. 15, 2016 USD ($)	Sep. 06, 2016 shares
Class of Stock [Line Items]
Capital stock, authorized (in shares)	9,144,025,308												2,144,025,308
Common stock, authorized (in shares)	9,143,025,308							9,143,000,000	2,143,000,000				2,143,025,308
Capital stock, additional authorized (in shares)	7,000,000,000
Common stock, additional authorized (in shares)	7,000,000,000
Preferred stock, authorized (in shares)								1,000,000
Preferred stock, par value (in dollars per share) | $ / shares								$ 0.01
Preferred stock, issued (in shares)								0
Common stock, par value (in dollars per share) | $ / shares								$ 0.01	$ 0.01
Issuance of common stock | $								$ (31,000,000)	$ 14,482,000,000
Number of stock purchase agreements | agreement									4
Preferred stock, outstanding (in shares)								0
Shares outstanding (in shares)								769,000,000	778,000,000
Treasury stock repurchases | $								$ 688,000,000	$ 752,000,000
Class V Group Repurchase Program
Class of Stock [Line Items]
Shares repurchased (in shares)								8,400,000
VMware Stock Purchase Agreement
Class of Stock [Line Items]
Stock repurchase program, remaining authorized repurchase amount | $								$ 876,000,000
Class A common stock
Class of Stock [Line Items]
Common stock, authorized (in shares)								600,000,000	600,000,000
Shares outstanding (in shares)								410,000,000	410,000,000
Shares repurchased (in shares)								6,400,000
Treasury stock repurchases | $								$ 724,000,000
Class A common stock | January 2017 and August 2017 Authorizations
Class of Stock [Line Items]
Stock repurchase program, authorized amount | $								2,200,000,000.0						$ 2,200,000,000.0
Class A common stock | August 2017 Authorization
Class of Stock [Line Items]
Stock repurchase program, authorized amount | $										$ 1,000,000,000
Class A common stock | March 2017 and August 2017 Stock Purchase Agreements
Class of Stock [Line Items]
Stock repurchase program, authorized amount | $								$ 600,000,000			$ 600,000,000
Shares repurchased (in shares)							6,100,000
Stock repurchase program, discount percentage								3.50%
Class A common stock | August 2017 VMware Stock Purchase Agreement
Class of Stock [Line Items]
Shares repurchased (in shares)					2,700,000
Class A common stock | VMware | December 2016 VMware Stock Purchase Program
Class of Stock [Line Items]
Stock repurchase program, authorized amount | $															$ 500,000,000
Shares repurchased (in shares)								1,400,000	6,200,000
Treasury stock repurchases | $								$ 125,000,000
Class A common stock | VMware | January 2017 Authorization
Class of Stock [Line Items]
Stock repurchase program, authorized amount | $														$ 1,200,000,000.0
Class A common stock | VMware | March 2017 VMWare Stock Purchase Agreement
Class of Stock [Line Items]
Shares repurchased (in shares)							3,400,000
Class B common stock
Class of Stock [Line Items]
Common stock, authorized (in shares)								200,000,000	200,000,000
Shares outstanding (in shares)								137,000,000	137,000,000
Class C Common Stock
Class of Stock [Line Items]
Common stock, authorized (in shares)	7,900,000,000							7,900,000,000	900,000,000				900,000,000
Common stock, additional authorized (in shares)	7,000,000,000
Shares outstanding (in shares)								23,000,000	22,000,000
Class V Common Stock
Class of Stock [Line Items]
Common stock, authorized (in shares)								343,000,000	343,000,000
Common stock, par value (in dollars per share) | $ / shares			$ 0.01
Shares outstanding (in shares)									209,000,000
Class V Common Stock | Dell Stock Repurchase Program [Member]
Class of Stock [Line Items]
Stock repurchase program, authorized amount | $			$ 1,000,000,000.0
Stock repurchase program, term			2 years
Shares repurchased (in shares)									7,000,000
Treasury stock repurchases | $									$ 324,000,000
Stock repurchase program, remaining authorized repurchase amount | $								$ 676,000,000
Class V Common Stock | Class V Group Repurchase Program
Class of Stock [Line Items]
Stock repurchase program, authorized amount | $		$ 500,000,000
Stock repurchase program, term		6 months
Shares repurchased (in shares)								1,300,000
Treasury stock repurchases | $								$ 82,000,000
Class V Common Stock | August 2017 and March 2017 Class V Group Repurchase Programs
Class of Stock [Line Items]
Stock repurchase program, authorized amount | $												$ 600,000,000
Class V Common Stock | March 2017 Class V Group Repurchase Program
Class of Stock [Line Items]
Shares repurchased (in shares)				4,600,000
Treasury stock repurchases | $				$ 300,000,000
Class V Common Stock | August 2017 Class V Group Repurchase Program
Class of Stock [Line Items]
Shares repurchased (in shares)						3,800,000
Treasury stock repurchases | $						$ 300,000,000
Class V Common Stock | VMware
Class of Stock [Line Items]
Shares outstanding (in shares)								331,000,000
Class V Common Stock | Class V Common Stock Owners
Class of Stock [Line Items]
Shares outstanding (in shares)								199,000,000	209,000,000							223,000,000
Economic ownership percentage								61.00%	62.00%							65.00%
Class V Common Stock | DHI Group Owners
Class of Stock [Line Items]
Economic ownership percentage, retained interest								39.00%	38.00%							35.00%
Authorized and unissued (in shares)								127,000,000	127,000,000							120,000,000
Class V Common Stock | EMC
Class of Stock [Line Items]
Shares reserved for issuance (in shares)			343,000,000
DHI Group
Class of Stock [Line Items]
Stock issued during period (in shares)									164,000,000
Stock issued, price (in dollars per share) | $ / shares									$ 27.50
Issuance of common stock | $									$ 4,400,000,000
Treasury stock repurchases | $								$ 6,000,000	$ 10,000,000
DHI Group | EMC
Class of Stock [Line Items]
Stock issued in connection with acquisition (in shares)									160,000,000
MD Stockholders | Class A common stock
Class of Stock [Line Items]
Stock issued during period (in shares)									86,909,091
MSDC Stockholders | Class A common stock
Class of Stock [Line Items]
Stock issued during period (in shares)									16,104,050
SLP Stockholders | Class B common stock
Class of Stock [Line Items]
Stock issued during period (in shares)									38,805,040
Temasek Holdings Private Limited | Class C Common Stock
Class of Stock [Line Items]
Stock issued during period (in shares)									18,181,818